Income Taxes Tax Rate Reconciliation Table (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Entity Information [Line Items]
Income tax at U.S. federal statutory rate	35.00%
Increase (reduction) in income taxes:
Effective tax expense (benefit) rate	18.00%	44.00%
Predecessor
Entity Information [Line Items]
Income tax at U.S. federal statutory rate			(35.00%)	(35.00%)
Increase (reduction) in income taxes:
State income taxes, net of U.S. federal benefit (percent rate)			11.20%	(6.70%)
Grants in lieu of tax credits—U.S. federal (percent rate)			0.00%	(242.60%)
Grants in lieu of tax credits—state, net of U.S. federal benefit (percent rate)			0.00%	(38.00%)
Effective tax expense (benefit) rate			(23.80%)	(322.30%)